NET LOSS PER SHARE - Computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net Income (Loss)	$ (274,121)	$ (124,812)	$ (148,018)
Denominator:
Weighted average number of ordinary shares outstanding, basic	114,318,765	89,100,415	85,319,170
Weighted average number of ordinary shares outstanding, diluted	114,318,765	89,100,415	85,319,170
Net loss per share, basic	$ (2.4)	$ (1.4)	$ (1.73)
Net loss per share, diluted	$ (2.4)	$ (1.4)	$ (1.73)